Investments in equity investees (Schedule of Investments) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 JTEA, Inc. [Member] CNY	Dec. 31, 2013 JTEA, Inc. [Member] CNY	Dec. 31, 2014 Guangzhou Grape NetworkTechnology Co., Ltd. [Member] CNY	Dec. 31, 2013 Guangzhou Grape NetworkTechnology Co., Ltd. [Member] CNY	Dec. 31, 2014 ShenZhen TianRen Hudong Technology Co., Ltd. [Member] CNY	Dec. 31, 2013 ShenZhen TianRen Hudong Technology Co., Ltd. [Member] CNY	Dec. 31, 2014 Chengdu JuLe Technology Co., Ltd [Member] CNY	Dec. 31, 2013 Chengdu JuLe Technology Co., Ltd [Member] CNY	Dec. 31, 2014 Beintoo China Co., Ltd. [Member] CNY	Dec. 31, 2013 Beintoo China Co., Ltd. [Member] CNY
Investment [Line Items]
Cost method investments				15,303
Equity method investments						6,056		3,860		1,231	1,330	351
Total net book value	$ 4,320	26,801	1,330